Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Stock-based Compensation (Details) - shares	12 Months Ended
	Feb. 28, 2019	Feb. 21, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of common shares authorized under the Equity Plan (in shares)	33,875,000
Shares issued as options (in shares)	0.625
Options forfeited (in shares)	0.625
RSUs, forfeited, settled in cash or sold to cover withholding tax requirements, counted as (in shares)	1
Number of trading days	5 days
BlackBerry-Cylance Plan - Authorized Number of shares		9,144,176